Segment reporting (Details) - USD ($)	6 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Total	$ 31,285,396	$ 22,675,117
Activated Carbon [Member]
Total	31,285,396	22,655,110
Biomass Electricity [Member]
Total	$ 0	$ 20,007